Label	Element	Value
MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	MML iShares® 80/20 Allocation Fund
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Fund’s stated asset allocation.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2026
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	6.00%
Strategy [Heading]	oef_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by allocating substantially all of its assets among exchange-traded funds (“ETFs”) providing exposures to various asset classes. The Fund’s investment adviser, MML Investment Advisers, LLC (“MML Advisers”), determines the Fund’s asset allocation strategy and implements this strategy by selecting ETFs for investment and determining the amounts of the Fund’s assets to be invested in each. The ETFs MML Advisers will consider for investment by the Fund will provide exposures to equity securities or to fixed-income securities. BlackRock Investment Management, LLC (“BlackRock”) is the Fund’s subadviser, and is responsible solely for the trading and execution of MML Advisers’ investment and allocation decisions. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in
iShares® ETFs*. iShares ETFs are advised by an affiliate of BlackRock.
The Fund typically invests approximately 80% of its net assets in equity ETFs and approximately 20% of its net assets in fixed income ETFs. Equity ETFs may include funds that provide exposures to, among other things, domestic and international equity securities, including common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants, of issuers of any size, as well as real estate investment trusts (“REITs”). Fixed income ETFs may include funds that provide exposures to, among other things, domestic and non-U.S. bonds, U.S. Government securities, non-U.S. sovereign obligations, mortgage-backed securities, securities below investment grade (“junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and cash or money market instruments.
The Fund’s equity allocation may include equity exposures chosen by reference to, for example, style (including both value and growth funds), market capitalization (including both large-cap and small-cap funds), global investments (including domestic and international (including emerging market) funds), or other factors. The Fund’s fixed-income allocation may include exposures chosen by reference to, for example, sector (including government, corporate, agency, mortgage-backed securities, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including securities below investment grade (“junk” or “high yield” bonds, including securities in default)), geographic location, or other factors. The percentage allocation to the various types of equity and fixed-income securities are determined at the discretion of MML Advisers.
MML Advisers will typically rebalance to these strategic targets on a quarterly basis. MML Advisers may at any time reassess and make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment objective and strategy, including revising the weightings among the investments described above and adding or removing ETFs from the asset allocation strategy. Actual allocations between equity and fixed income investments will typically not vary from the Fund’s target asset allocations by more than 10%, although MML Advisers may determine in light

*
iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates and are used under license.

of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal. BlackRock will place, and oversee the execution of, trades as directed by MML Advisers to implement the asset allocation strategy.
ETFs in which the Fund invests may use derivatives contracts to achieve their investment objectives. Use of derivatives by an ETF may create investment leverage.
An ETF may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an ETF may be restricted as to resale or otherwise considered to be illiquid. The Fund or an ETF may enter into repurchase agreement transactions. The Fund will bear a pro rata share of the ETFs’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the ETFs.
Through its investments in ETFs, the Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. A description of the ETFs in which the Fund expects to invest is included in Appendix D of the Statement of Additional Information (“SAI”).
Because the Fund will invest substantially all of its assets in ETFs advised by an affiliate of BlackRock, the Fund will not invest in ETFs advised or sponsored by others, even if they are less expensive or have better historical performance records. BlackRock does not receive a subadvisory fee for its services; it does, however, receive fees from the ETFs in which the Fund invests. MML Advisers might be seen to be subject to a conflict of interest, having an interest in selecting ETFs to provide an appropriate level of revenue or other benefits to BlackRock. MML Advisers has advised the Fund that, as a fiduciary to the Fund, MML Advisers has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of MML Advisers, without regard to any benefit to BlackRock from the selection of different ETFs.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index).
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Performance Class II Shares
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarter:	4Q ’23,	10.37%	Lowest Quarter:	2Q ’22,	-13.37%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	10.37%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(13.37%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	oef_PerformanceTableMarketIndexChanged	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You can lose money by investing in the Fund.
MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Allocation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Allocation Risk There is no assurance that allocation decisions will result in the desired performance effects. There is a risk that MML Advisers’ evaluations and assumptions regarding asset classes or ETFs may be incorrect in view of actual market conditions. The requirement that substantially all of the Fund’s assets be invested in ETFs advised by an affiliate of BlackRock as noted in “Principal Investment Strategies” may adversely affect Fund performance.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Risk of Investment in Other Funds or Pools [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. ETFs are subject to additional risks, including secondary market trading risks and the risk that an ETF’s shares may trade above or below net asset value. The Fund indirectly pays a portion of the expenses incurred by the underlying funds, which may, in the case of an ETF, include a portion of the expenses incurred below their net asset value.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Bank Loans Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade debt securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. Some loans may be unsecured; unsecured loans generally present a greater risk of loss to the Fund if the issuer defaults. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in some bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price. Some loans may not be considered “securities” for certain purposes under the federal securities laws, and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Below Investment Grade Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Below Investment Grade Debt Securities Risk Below investment grade debt securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Cash Position Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Convertible Securities Risk Convertible securities are subject to the risks of both debt instruments and equity securities. The price of a convertible security may change in response to changes in price of the underlying equity security, the credit quality of the issuer, and interest rates. In general, the values of convertible securities tend to decline as interest rates rise and to rise when interest rates fall. A convertible security generally has less potential for gain or loss than the underlying equity security.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Defaulted and Distressed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Defaulted and Distressed Securities Risk Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring, or in bankruptcy or insolvency proceedings) is uncertain. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Dollar Roll and Reverse Repurchase Agreement Transaction Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions generally create leverage and subject the Fund to the credit risk of the counterparty.
MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Equity Securities Risk Although stocks may have the potential to outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, or investor confidence, or announcements of economic, political, or financial information.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, regulatory, public health, and other conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, pandemics, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), duration risk (the risk that longer-term securities may be more sensitive to interest rate changes), inflation risk (the risk that as inflation increases, the present value of the Fund’s fixed income investment typically will decline), and credit risk.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Foreign Investment Risk; Emerging Markets Risk; Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, industry, political, regulatory, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action, or threat thereof, such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security trading suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Sanctions, or the threat of sanctions, may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund. In the event of nationalization, expropriation, confiscation, or other government action, intervention, or restriction, the Fund could lose its entire investment in a particular foreign issuer or country. There may be quotas or other limits on the ability of the Fund (or clients of the Fund’s investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries. Enforcing legal rights can be more difficult, costly, and limited in certain foreign countries and with respect to certain types of investments, and can be particularly difficult against foreign governments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems. Many emerging market countries are highly reliant on international trade and exports, including the export of commodities. Their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. In addition, pandemics and outbreaks of contagious diseases may exacerbate pre-existing problems in emerging market countries with less established health care systems. Frontier markets, a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity. Non-U.S. transaction costs, such as brokerage commissions and custody costs, may be higher than in the United States. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, public health, and other conditions than the U.S. market. The Fund may invest in foreign securities known as depositary receipts. Investments in depositary receipts are subject to the same risks as direct investment in foreign securities, which include market, political, currency, and regulatory risks.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Growth Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Growth Company Risk The prices of growth securities are often highly sensitive to market fluctuations because of their heavy dependence on future earnings or cash flow expectations, and can be more volatile than the market in general.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Hedging Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Hedging Risk The Fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the Fund to lose money or fail to get the benefit of a gain on a hedged position. If expected changes to securities prices, interest rates, currency values, and exchange rates, or the creditworthiness of an issuer are not accurately predicted, the Fund could be in a worse position than if it had not entered into such transactions.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Index Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Index Funds Risk Certain ETFs may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the ETF at times when an actively managed fund would not do so. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the ETF. While the investment adviser or subadviser seeks to track the performance of the index (i.e., achieve a high degree of correlation with the index), the ETF’s return may not match the return of the index. The ETF incurs a number of operating expenses not applicable to the index, and may incur costs in buying and selling securities. In addition, the ETF may not be fully invested at times, generally as a result of cash flows into or out of the ETF.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Inflation-Linked Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Inflation-Linked Securities Risk Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Large Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Large Company Risk Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund’s investments in large-capitalization stocks to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Leveraging Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Leveraging Risk Instruments and transactions, including derivatives, dollar roll, and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile, could result in larger losses than if they were not used, and tend to compound the effects of other risks.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Management and Operational Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management and Operational Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective, and the Fund is subject to the risk that the manager’s assessment of an investment is wrong. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses. The Fund also runs the risk that deficiencies in the investment adviser’s, subadviser’s, or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. The Fund’s investments in mortgage-backed securities may make the Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. During periods of difficult economic conditions, delinquencies and losses on commercial mortgage-backed investments in particular generally increase, including as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. Litigation with respect to the representations and warranties given in connection with the issuance of mortgage-backed securities can be an important consideration in investing in such securities, and the outcome of any such litigation could significantly impact the value of the Fund’s mortgage-backed investments.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Preferred Stock Risk Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, changes in interest rates may adversely affect the value of a preferred stock that pays a fixed dividend. Preferred stocks are also subject to additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Real Estate Risk; REIT Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Real Estate Risk; REIT Risk Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, environmental regulations and other governmental action, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, losses due to natural disasters, and local and regional market conditions. Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments. As a shareholder in a REIT, the Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Repurchase Agreement Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Repurchase Agreement Risk  These transactions must be fully collateralized, but involve credit risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Restricted Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Restricted Securities Risk The Fund may hold securities that are restricted as to resale under the U.S. federal securities laws, such as securities in certain privately held companies. Such securities may be highly illiquid and their values may experience significant volatility. Restricted securities may be difficult to value.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Sector Risk The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Sovereign Debt Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Sovereign Debt Obligations Risk Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment grade (“junk” or “high yield” bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
U.S. Government Securities Risk Obligations of certain U.S. Government agencies and instrumentalities are not backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government would provide financial support to such agencies and instrumentalities.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Value Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock the investment adviser or subadviser judges to be undervalued may actually be appropriately priced.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk These transactions may create leverage and involve a risk of loss if the value of the securities declines prior to settlement.

MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Service Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.84%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.09%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.75%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,029
MML iShares 80/20 Allocation Fund | MML iShares® 80/20 Allocation Fund | Class II
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.59%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.09%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.50%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	180
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	320
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 729
MML iShares® 80/20 Allocation Fund | Lipper Balanced Fund Index (reflects no deduction for taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.83%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.00%
MML iShares® 80/20 Allocation Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.49%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.04%	[3]
MML iShares® 80/20 Allocation Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	26.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.82%
MML iShares® 80/20 Allocation Fund | Service Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.56%
Performance Inception Date	oef_PerfInceptionDate	Feb. 11, 2022
MML iShares® 80/20 Allocation Fund | Class II
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	18.64%
Annual Return [Percent]	oef_AnnlRtrPct	14.45%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.45%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.82%
Performance Inception Date	oef_PerfInceptionDate	Feb. 11, 2022

[1]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.50% and 0.75% for Class II and Service Class I shares, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[3]	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.